Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2017
Changes in AOCI by component
Changes in AOCI, net of tax, by component consist of the following at December 31:

	2017	2016	2015
Net unrealized gain (loss) on securities:
Beginning balance	$7,197	5,000	16,656
OCI before reclassifications	5,600	2,216	(11,280)
Amounts reclassified from AOCI	210	(19)	(376)
Net OCI	5,810	2,197	(11,656)
Ending balance	$13,007	7,197	5,000

Reclassifications from AOCI
Reclassifications from AOCI, net of tax, consist of the following:

	Amounts reclassified from AOCI
	December 31,			Affected line item in the
AOCI	2017	2016	2015	Statements of Operations
Net unrealized gain (loss) on securities:
Available-for-sale securities	$(323)	30	578	Realized investment (losses) gains, net
Income tax expense (benefit)	(113)	11	202	Income tax expense (benefit)
Total amounts reclassified from AOCI	$(210)	19	376	Net (loss) income